SHARE-BASED COMPENSATION - Share Option Award Plan (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the period (in shares) | shares	6,700,000	6,000,000
Granted (in shares) | shares	1,000,000	1,600,000
Exercised (in shares) | shares	(100,000)	(200,000)
Forfeited and expired (in shares) | shares	(500,000)	(700,000)
Outstanding, end of the period (in shares) | shares	7,086,441	6,700,000
Exercisable, end of the period (in shares) | shares	3,700,000	3,300,000
Outstanding, beginning of the period (C$ per share) | $	$ 6.81	$ 7.79
Granted (C$ per share) | $	6.83	5.24
Exercised (C$ per share) | $	4.48	4.23
Forfeited and expired (C$ per share) | $	17.08	12.87
Outstanding, end of the period (C$ per share) | $	6.15	6.81
Exercisable, end of the period (C$ per share) | $	$ 7.16	$ 9.10
Closing foreign exchange rate | $ / shares	0.7329